Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,076,804.72
Total Fee Amount	3,048.81
Total Offset Amount	0.00
Net Fee	$ 3,048.81
Offering Table N/A
Offset Table N/A	N/A